Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Year	Dec. 31, 2022
Statements [Line Items]
Settlement payment from plan assets	$ 34,857
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 3,284
Weighted average duration of defined benefit obligation	18 years	16 years 2 months 12 days
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (9,363)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 10,650
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,536
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,264)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 726
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (769)
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	18 years 9 months 18 days	18 years 3 months 18 days
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	19 years 2 months 12 days	17 years 6 months
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	9 years	8 years 2 months 12 days